Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The Company’s consolidated balance sheets include the following assets and liabilities of these VIEs:

(in thousands)	December 31, 2023	December 31, 2022
Cash	$805	$1,041
Property and equipment, net	69,815	63,913
Long-term notes payable, current portion	3,087	5,841
Long-term notes payable, non-current portion	37,404	40,562

The Company’s consolidated statements of operations and comprehensive income (loss) include the following expenses of these VIEs:

	Year Ended December 31,
(in thousands)	2023	2022
Interest expense	$2,147	$1,533
Depreciation and amortization	7,519	7,098